Capital Structure, Financial Risk and Related Items - Financial Risk (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
DKK
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	kr 22,324	kr 19,338
Maximum credit exposure to receivables	5,958	3,394
Total value of bank deposits	kr 9,893	kr 8,957
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	75.00%	68.00%
Marketable securities including interest receivables	kr 12,431	kr 10,381
Currency risk
Disclosure of credit risk exposure [line items]
Revenue (as a percent)	89.00%	92.00%	95.00%
Marketable securities were invested (as a percent)	100.00%	100.00%
Currency risk | United States of America, Dollars
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	80.00%	75.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	12.00%	16.00%
Currency risk | Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	7.00%	8.00%
Currency risk | United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	1.00%	1.00%